Securities purchased under agreements to resell	12 Months Ended
Dec. 31, 2019
Securities purchased under agreements to resell [Abstract]
Securities purchased under agreements to resell
6.	Securities purchased under agreements to resell

	2019	2018
Available portfolio	971,991	488,809

National Treasury Notes (NTNs)	771,099	65,136
Financial Treasury Bills (LFTs)	195,980	38,014
National Treasury Bills (LTNs)	4,912	385,659
Collateral held	8,518,099	6,081,800

National Treasury Bills (LTNs)	1,764,410	4,911,635
National Treasury Notes (NTNs)	6,753,689	1,170,165

Total	9,490,090	6,570,609

Investments in purchase and sale commitments backed by sovereign debt securities refer to transactions involving the purchase of sovereign debt securities with a commitment to sale originated in the subsidiary XP CCTVM and in exclusive funds and were carried out at an average fixed rate of 4,63% p.a. (6.43% p.a. as of December 31, 2018).
As of December 31, 2019, R$ 654,057 (2018 - R$ 488,809) from the total amount of available portfolio is being presented as cash equivalents in the statements of cash flows.